Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS	CASH AND CASH EQUIVALENTS
6.1Accounting policies
Cash and cash equivalents include cash balances, bank deposits and short-term investments with immediate liquidity, which are readily convertible into a known amount of cash with an insignificant risk of change in value.
6.2Breakdown of cash and cash equivalents

	Weighted average rate p.a.	December, 31
Description		2024	2023

Cash and bank deposits		167,998	271,857
Cash equivalents:
Bank Deposit Certificate – CDB	92.1% of CDI	698,979	1,354,020
Repurchase agreements	94.4% of CDI	294,470	268,432
Time Deposit (a)	5.1%	48,554	2,985
Others	10.8%	8	42
		1,210,009	1,897,336

(a)Investment in U.S. dollar.